Supplemental Disclosures of Cash Flow Information	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

NOTE 19 — SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the years ended December 31, 2021 and 2020 were as follows:

	Years Ended December 31,
	2021	2020
Interest paid	$176,204		$415,451
Income tax paid	$50,000		$—
Business combinations:
Net assets in acquisition of H&I	$3,716,375		$—
Wolo business combination	$6,606,403		$—
Kyle’s business combination	$—		$3,516,530
Asien’s business combination	$—		$1,182,925
Financing:
Due to seller (net cash paid to seller after closing)	$977,685		$4,622,792
Notes payable sellers	$6,730,345		$—
Line of credit, net of debt discount	$—		$568,597
Finance purchases of property and equipment	$688,978	$
Convertible Promissory Note	$—		$1,353,979
Common Shares	$—		$1,115
Accrued common share dividends	$242,160		$—
Deemed Dividend related to issuance of preferred shares	$1,527,086		$3,051,478
1847 Goedeker Spin-Off Dividend	$—		$283,257
Distribution – Allocation shares	$—		$5,985,500
Additional Paid in Capital – common shares and warrants issued	$757,792		$4,711,385
Operating lease, ROU assets and liabilities	$2,184,477		$373,916